AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Aerospace & Defense — 1.7%
Curtiss-Wright Corp.	456	$57,538
General Dynamics Corp.	4,862	953,098
Howmet Aerospace, Inc.	16,650	519,480
Lockheed Martin Corp.	3,115	1,074,987
Northrop Grumman Corp.	2,254	811,778
Raytheon Technologies Corp.	13,095	1,125,646
		4,542,527
Air Freight & Logistics — 0.0%
FedEx Corp.	100	21,929
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)*	5,800	102,660
Automobiles — 1.0%
Ford Motor Co.*	43,000	608,880
General Motors Co.*	2,667	140,578
Tesla, Inc.*	2,569	1,992,208
		2,741,666
Banks — 5.2%
Bank of America Corp.	53,625	2,276,381
Citigroup, Inc.	11,191	785,384
Citizens Financial Group, Inc.	8,400	394,632
JPMorgan Chase & Co.	18,480	3,024,991
Regions Financial Corp.	25,500	543,405
Synovus Financial Corp.	1,400	61,446
Truist Financial Corp.	46,717	2,739,952
U.S. Bancorp	23,272	1,383,288
Wells Fargo & Co.	52,609	2,441,584
		13,651,063
Beverages — 2.0%
Coca-Cola Co. (The)	39,901	2,093,605
Diageo PLC (United Kingdom)	24,730	1,194,947
PepsiCo, Inc.	7,000	1,052,870
Pernod Ricard SA (France)	4,799	1,058,315
		5,399,737
Biotechnology — 2.3%
AbbVie, Inc.	24,435	2,635,803
Biogen, Inc.*	2,189	619,465
Gilead Sciences, Inc.	4,166	290,995
Regeneron Pharmaceuticals, Inc.*	1,948	1,178,891
Vertex Pharmaceuticals, Inc.*	7,154	1,297,664
		6,022,818
Building Products — 0.8%
Carlisle Cos., Inc.	400	79,516
Carrier Global Corp.	7,229	374,173
Johnson Controls International PLC	12,085	822,747
Masco Corp.	10,221	567,777
UFP Industries, Inc.	3,673	249,690
		2,093,903
Capital Markets — 3.7%
Ameriprise Financial, Inc.	3,442	909,101
Blackstone, Inc.	6,228	724,565
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Charles Schwab Corp. (The)	9,784	$712,666
Goldman Sachs Group, Inc. (The)	7,619	2,880,211
Morgan Stanley	8,048	783,151
Nasdaq, Inc.	7,763	1,498,414
Raymond James Financial, Inc.	3,264	301,202
S&P Global, Inc.	3,012	1,279,769
State Street Corp.	9,300	787,896
		9,876,975
Chemicals — 2.0%
Celanese Corp.	625	94,150
Chemours Co. (The)	2,300	66,838
Dow, Inc.	4,593	264,373
DuPont de Nemours, Inc.	21,395	1,454,646
Eastman Chemical Co.	4,647	468,139
Mosaic Co. (The)	6,074	216,963
PPG Industries, Inc.	11,950	1,708,969
Sherwin-Williams Co. (The)	3,461	968,146
Westlake Chemical Corp.	1,064	96,973
		5,339,197
Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	1,200	54,012
Clean Harbors, Inc.*	400	41,548
		95,560
Communications Equipment — 0.4%
Cisco Systems, Inc.	9,556	520,133
Motorola Solutions, Inc.	1,200	278,784
Ubiquiti, Inc.	495	147,842
		946,759
Construction & Engineering — 0.1%
EMCOR Group, Inc.	1,514	174,685
Consumer Finance — 0.8%
Capital One Financial Corp.	8,151	1,320,218
Discover Financial Services	1,285	157,862
OneMain Holdings, Inc.	6,600	365,178
Synchrony Financial	4,250	207,740
		2,050,998
Containers & Packaging — 0.6%
Ball Corp.	5,749	517,238
Crown Holdings, Inc.	10,235	1,031,483
		1,548,721
Distributors — 0.5%
Genuine Parts Co.	5,120	620,697
LKQ Corp.*	15,434	776,639
		1,397,336
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	2,430	663,244
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	31,746	857,460
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	26,621	$1,437,800
		2,295,260
Electric Utilities — 1.2%
American Electric Power Co., Inc.	5,931	481,479
Entergy Corp.	1,000	99,310
NextEra Energy, Inc.	20,768	1,630,703
Xcel Energy, Inc.	16,661	1,041,312
		3,252,804
Electrical Equipment — 1.4%
Acuity Brands, Inc.	2,118	367,198
AMETEK, Inc.	6,226	772,086
Atkore, Inc.*	3,208	278,839
Eaton Corp. PLC	12,611	1,882,948
Emerson Electric Co.	3,758	354,004
		3,655,075
Electronic Equipment, Instruments & Components — 0.4%
Jabil, Inc.	2,811	164,078
SYNNEX Corp.	802	83,488
TE Connectivity Ltd.	6,666	914,709
		1,162,275
Energy Equipment & Services — 0.3%
Halliburton Co.	25,998	562,077
Schlumberger NV	3,800	112,632
		674,709
Entertainment — 1.0%
Activision Blizzard, Inc.	8,631	667,953
Electronic Arts, Inc.	12,391	1,762,620
Netflix, Inc.*	180	109,861
World Wrestling Entertainment, Inc. (Class A Stock)	800	45,008
		2,585,442
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	6,751	1,791,783
Equinix, Inc.	1,514	1,196,257
PotlatchDeltic Corp.	2,390	123,276
Prologis, Inc.	18,433	2,312,051
Rayonier, Inc.	14,120	503,802
SBA Communications Corp.	1,300	429,741
Weyerhaeuser Co.	15,404	547,920
		6,904,830
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	2,461	1,105,851
Walgreens Boots Alliance, Inc.	4,200	197,610
Walmart, Inc.	2,490	347,056
		1,650,517
Food Products — 1.3%
Archer-Daniels-Midland Co.	5,000	300,050
Danone SA (France)	14,060	960,168
Kraft Heinz Co. (The)	14,400	530,208
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	10,502	$611,006
Sanderson Farms, Inc.	1,000	188,200
Tyson Foods, Inc. (Class A Stock)	11,377	898,101
		3,487,733
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	4,445	525,088
Baxter International, Inc.	6,500	522,795
Becton, Dickinson & Co.	6,001	1,475,166
Boston Scientific Corp.*	40,835	1,771,831
Danaher Corp.	8,000	2,435,520
DENTSPLY SIRONA, Inc.	3,148	182,741
Edwards Lifesciences Corp.*	1,100	124,531
Intuitive Surgical, Inc.*	876	870,875
Medtronic PLC	18,363	2,301,802
Stryker Corp.	3,300	870,276
Teleflex, Inc.	200	75,310
		11,155,935
Health Care Providers & Services — 1.8%
Anthem, Inc.	2,229	830,971
Centene Corp.*	9,936	619,112
Cigna Corp.	6,705	1,342,073
CVS Health Corp.	6,300	534,618
HCA Healthcare, Inc.	2,199	533,741
UnitedHealth Group, Inc.	2,258	882,291
		4,742,806
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.*	150	356,080
Marriott International, Inc. (Class A Stock)*	9,345	1,383,901
McDonald’s Corp.	9,505	2,291,751
Starbucks Corp.	9,945	1,097,033
Yum! Brands, Inc.	7,175	877,574
		6,006,339
Household Durables — 0.0%
PulteGroup, Inc.	1,064	48,859
Household Products — 0.6%
Colgate-Palmolive Co.	10,932	826,241
Kimberly-Clark Corp.	5,389	713,719
		1,539,960
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	31,421	717,341
Industrial Conglomerates — 1.3%
3M Co.	6,052	1,061,642
General Electric Co.	2,273	234,187
Honeywell International, Inc.	10,609	2,252,079
		3,547,908
Insurance — 1.3%
American International Group, Inc.	9,100	499,499
Chubb Ltd.	6,044	1,048,513
Markel Corp.*	60	71,708

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	15,487	$956,012
Old Republic International Corp.	12,102	279,919
Progressive Corp. (The)	5,394	487,564
Reinsurance Group of America, Inc.	1,500	166,890
		3,510,105
Interactive Media & Services — 8.5%
Alphabet, Inc. (Class A Stock)*	4,811	12,862,304
Alphabet, Inc. (Class C Stock)*	1,638	4,365,778
Facebook, Inc. (Class A Stock)*	15,879	5,389,174
		22,617,256
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	1,926	6,326,987
IT Services — 6.6%
Accenture PLC (Class A Stock)	6,791	2,172,577
Affirm Holdings, Inc.*(a)	1,905	226,943
Amdocs Ltd.	13,094	991,347
Automatic Data Processing, Inc.	1,714	342,663
Cognizant Technology Solutions Corp. (Class A Stock)	12,803	950,110
EPAM Systems, Inc.*	468	266,985
Fidelity National Information Services, Inc.	12,422	1,511,509
Fiserv, Inc.*	8,546	927,241
FleetCor Technologies, Inc.*	2,548	665,716
Gartner, Inc.*	595	180,808
International Business Machines Corp.	5,100	708,543
Mastercard, Inc. (Class A Stock)	13,069	4,543,830
Shopify, Inc. (Canada) (Class A Stock)*	322	436,561
Visa, Inc. (Class A Stock)	15,794	3,518,113
		17,442,946
Leisure Products — 0.2%
Brunswick Corp.	3,962	377,460
Smith & Wesson Brands, Inc.	1,600	33,216
		410,676
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	167	26,307
Bruker Corp.	500	39,050
ICON PLC (Ireland)*	5,673	1,486,439
Illumina, Inc.*	1,706	691,971
IQVIA Holdings, Inc.*	2,652	635,260
Mettler-Toledo International, Inc.*	80	110,189
PerkinElmer, Inc.	797	138,112
Thermo Fisher Scientific, Inc.	5,475	3,128,032
Waters Corp.*	220	78,606
		6,333,966
Machinery — 2.0%
AGCO Corp.	2,509	307,428
Caterpillar, Inc.	2,600	499,122
Cummins, Inc.	3,942	885,215
Deere & Co.	3,696	1,238,419
Fortive Corp.	10,085	711,698
Hillenbrand, Inc.	3,223	137,461
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Oshkosh Corp.	480	$49,138
Otis Worldwide Corp.	2,200	181,016
Parker-Hannifin Corp.	1,779	497,444
Stanley Black & Decker, Inc.	4,715	826,587
		5,333,528
Media — 1.3%
Cable One, Inc.	271	491,358
Charter Communications, Inc. (Class A Stock)*	461	335,405
Comcast Corp. (Class A Stock)	41,347	2,312,538
News Corp. (Class A Stock)	7,435	174,946
		3,314,247
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	22,002	715,725
Nucor Corp.	3,100	305,319
Reliance Steel & Aluminum Co.	975	138,860
Steel Dynamics, Inc.	1,523	89,065
		1,248,969
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
TPG RE Finance Trust, Inc.	11,122	137,690
Multiline Retail — 1.1%
Dollar General Corp.	4,698	996,634
Target Corp.	8,523	1,949,806
		2,946,440
Multi-Utilities — 0.1%
MDU Resources Group, Inc.	6,975	206,948
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	24,235	519,356
Cheniere Energy, Inc.*	3,500	341,845
ConocoPhillips	23,734	1,608,453
EOG Resources, Inc.	7,500	602,025
Exxon Mobil Corp.	19,500	1,146,990
Pioneer Natural Resources Co.	1,193	198,647
		4,417,316
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,726	517,679
Medifast, Inc.	338	65,112
Nu Skin Enterprises, Inc. (Class A Stock)	1,540	62,324
		645,115
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	39,382	2,330,233
Eli Lilly & Co.	9,160	2,116,418
Johnson & Johnson	23,358	3,772,317
Merck & Co., Inc.	16,724	1,256,140
Pfizer, Inc.	19,195	825,577
Zoetis, Inc.	5,074	985,066
		11,285,751

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 0.4%
Leidos Holdings, Inc.	10,588	$1,017,824
ManpowerGroup, Inc.	1,000	108,280
Science Applications International Corp.	400	34,224
		1,160,328
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	1,000	97,360
Road & Rail — 1.4%
AMERCO	60	38,762
Canadian National Railway Co. (Canada)	10,824	1,251,796
Norfolk Southern Corp.	8,818	2,109,706
Old Dominion Freight Line, Inc.	894	255,666
		3,655,930
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.*	6,890	708,981
Analog Devices, Inc.	18,538	3,104,744
Applied Materials, Inc.	7,145	919,776
ASML Holding NV (Netherlands)	1,028	765,973
Broadcom, Inc.	2,782	1,349,075
Intel Corp.	25,323	1,349,210
KLA Corp.	474	158,558
Lam Research Corp.	709	403,527
MKS Instruments, Inc.	573	86,471
NXP Semiconductors NV (China)	5,763	1,128,799
QUALCOMM, Inc.	8,907	1,148,825
Texas Instruments, Inc.	11,817	2,271,346
		13,395,285
Software — 9.3%
Adobe, Inc.*	5,967	3,435,321
Autodesk, Inc.*	876	249,809
CDK Global, Inc.	3,400	144,670
Ceridian HCM Holding, Inc.*	4,136	465,796
Dolby Laboratories, Inc. (Class A Stock)	1,300	114,400
Manhattan Associates, Inc.*	1,312	200,775
Microsoft Corp.	60,889	17,165,827
Oracle Corp.	3,649	317,938
salesforce.com, Inc.*	6,262	1,698,380
SS&C Technologies Holdings, Inc.	10,700	742,580
Synopsys, Inc.*	471	141,022
		24,676,518
Specialty Retail — 2.3%
AutoNation, Inc.*	1,865	227,082
AutoZone, Inc.*	90	152,819
Bath & Body Works, Inc.	4,015	253,066
Foot Locker, Inc.	4,600	210,036
Home Depot, Inc. (The)	4,244	1,393,135
Lowe’s Cos., Inc.	5,910	1,198,903
O’Reilly Automotive, Inc.*	1,341	819,432
Ross Stores, Inc.	5,547	603,791
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Tractor Supply Co.	6,115	$1,238,960
		6,097,224
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	81,396	11,517,534
HP, Inc.	9,779	267,554
Western Digital Corp.*	9,412	531,213
		12,316,301
Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	1,719	1,228,120
NIKE, Inc. (Class B Stock)	12,435	1,805,935
Tapestry, Inc.	3,787	140,195
		3,174,250
Tobacco — 0.2%
Altria Group, Inc.	12,253	557,757
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	700	63,091
GMS, Inc.*	3,987	174,631
		237,722
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc.*	400	51,104

Total Long-Term Investments (cost $226,040,144)		261,695,290
Short-Term Investments — 1.2%
Affiliated Mutual Funds — 1.1%
PGIM Core Ultra Short Bond Fund(wa)	2,813,043	2,813,043
PGIM Institutional Money Market Fund (cost $218,774; includes $218,730 of cash collateral for securities on loan)(b)(wa)	218,905	218,774

Total Affiliated Mutual Funds (cost $3,031,817)		3,031,817

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.035%	12/09/21	150	149,992
(cost $149,990)

Total Short-Term Investments (cost $3,181,807)				3,181,809

TOTAL INVESTMENTS—100.0% (cost $229,221,951)				264,877,099

Other assets in excess of liabilities(z) — 0.0%				9,728

Net Assets — 100.0%				$264,886,827

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $226,347; cash collateral of $218,730 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
9	S&P 500 E-Mini Index	Dec. 2021	$1,933,988	$(67,958)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5